Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cannahealth Ltd. ("Cannahealth")
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Malta	Malta
Holding	100.00%	100.00%
Functional Currency	EUR	EUR
Bophelo Holdings Ltd. ("Bophelo H")
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom	United Kingdom
Holding	100.00%	100.00%
Functional Currency	GBP	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Lesotho	Lesotho
Holding	100.00%	100.00%
Functional Currency	LSL	LSL
Canmart Ltd. ("Canmart")
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom	United Kingdom
Holding	100.00%	100.00%
Functional Currency	GBP	GBP
ifrs_Holigen Limited [Member]
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal
Holding	100.00%
Functional Currency	EUR
RPK Biopharma Unipessoal Lda.[Member]
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal
Holding	100.00%
Functional Currency	EUR
BC Ltd. [Member]
Significant Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Canada
Holding	100.00%
Functional Currency	CAD